Significant Accounting Policies - Schedule of Allowance for Funds Used During Construction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Funds
Significant Accounting Policies [Line Items]
Allowance for funds used during construction	$ 42	$ 38	$ 41
Borrowed Funds
Significant Accounting Policies [Line Items]
Allowance for funds used during construction	$ 26	$ 21	$ 24